Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 836,653	$ 749,453
NAV | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 439,096	$ 385,417